Fees Summary	Feb. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,355,000
Previously Paid Amount	0.00
Total Fee Amount	739.53
Total Offset Amount	0.00
Net Fee	739.53
Narrative - Max Aggregate Offering Price	$ 5,355,000
Final Prospectus	true